Summary of Significant Accounting Policies (Details Narrative) (10 K) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Dec. 22, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Summary Of Significant Accounting Policies [Line Items]
Income tax examination, description				The Tax Cuts and Jobs Act (the "Tax Act") was enacted on December 22, 2017. The Tax Act reduces the U.S. federal corporate tax rate from 35% to 21%.
Effective U.S. federal corporate tax rate	35.00%			21.00%	34.00%
Cash, FDIC insured amount				$ 96	$ 9,623
Research and development expenses			$ 47	47	346
Gain on extinguishment of debt		$ 1,275		1,875
Impairment of property and equipment				$ 6,345
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment				2 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash, FDIC insured amount				$ 250
Estimated useful lives of property and equipment				5 years
Restricted Stock Awards [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Vesting period		12 months		12 months
Restricted Stock Awards [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Vesting period		24 months		24 months
Private Placement [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount			2,000,000		2,000,000
Warrants [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		5,477,975	11,034,642	5,477,975	13,720,742
Stock Options [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		6,000,000	6,000,000	6,000,000	6,000,000
Unvested Restricted Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		2,650,001	3,250,000	3,455,000	3,850,000
Conversion of Convertible Debt [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		100,743,629		67,252,747
Conversion of Notes Payable [Member] | UAHC Ventures, LLC [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount					3,381,816